Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of Financial Assets
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IAS 39 “Financial Instruments: Recognition & Measurement”.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2017	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	—	94.7	—	—	—	94.7
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Loans and borrowings (note 1)	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)
Note 1: Loans and borrowings excludes €11.1 million of deferred borrowing costs which are included within €1,398.4 million of total loans and borrowings in Note 21.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2016	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	—	92.3	—	—	—	92.3
Derivative financial instruments	—	—	—	13.1	—	13.1
Cash and cash equivalents	329.5	—	—	—	—	329.5
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(439.1)	(439.1)
Derivative financial instruments	—	—	—	(1.4)	—	(1.4)
Loans and borrowings (note 2)	—	—	—	—	(1,464.2)	(1,464.2)
Total	329.5	92.3	—	11.7	(1,903.3)	(1,469.8)
Note 2: Loans and borrowings excludes €12.4 million of deferred borrowing costs which are included within €1,451.8 million of total non-current loans and borrowings in Note 21.

Disclosure of Financial Liabilities
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IAS 39 “Financial Instruments: Recognition & Measurement”.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2017	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	—	94.7	—	—	—	94.7
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Loans and borrowings (note 1)	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)
Note 1: Loans and borrowings excludes €11.1 million of deferred borrowing costs which are included within €1,398.4 million of total loans and borrowings in Note 21.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2016	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	—	92.3	—	—	—	92.3
Derivative financial instruments	—	—	—	13.1	—	13.1
Cash and cash equivalents	329.5	—	—	—	—	329.5
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(439.1)	(439.1)
Derivative financial instruments	—	—	—	(1.4)	—	(1.4)
Loans and borrowings (note 2)	—	—	—	—	(1,464.2)	(1,464.2)
Total	329.5	92.3	—	11.7	(1,903.3)	(1,469.8)
Note 2: Loans and borrowings excludes €12.4 million of deferred borrowing costs which are included within €1,451.8 million of total non-current loans and borrowings in Note 21.

	Fair value		Carrying value
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
	€m	€m	€m	€m
Senior loans	—	970.3	—	964.2
2020 floating rate senior secured notes	—	505.2	—	500.0
Senior EUR/USD loans	1,012.7	—	1,009.5	—
2024 fixed rate senior secured notes	412.2	—	400.0	—
Less deferred borrowing costs	—	—	(11.1)	(17.4)
	1,424.9	1,475.5	1,398.4	1,446.8

Disclosure of Derivatives

	As at Dec 31, 2017	As at Dec 31, 2016
	€m	€m
Cross Currency Interest Rate Swaps	18.6	—
Forward foreign exchange contracts	2.1	13.1
Total assets	20.7	13.1
Cross Currency Interest Rate Swaps	(61.4)	—
Forward foreign exchange contracts	(7.8)	(1.4)
Total liabilities	(69.2)	(1.4)
Total	(48.5)	11.7

Disclosure of Carrying Amount of Recognized Financial Instruments
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2017	€m	€m	€m
Derivatives - assets	20.7	(20.7)	—
Derivatives - liabilities	(69.2)	20.7	(48.5)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2016	€m	€m	€m
Derivatives - assets	13.1	(1.4)	11.7
Derivatives - liabilities	(1.4)	1.4	—